Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.7%
U.S. Equity Fund - 0.1%
Alerian MLP ETF	24,636	$ 1,027,814

U.S. Fixed Income Fund - 0.6%
Vanguard Short-Term Treasury ETF	94,279	5,443,669

Total Exchange-Traded Funds (Cost $6,449,409)		6,471,483

INVESTMENT COMPANIES - 97.9%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	7,496

International Equity Funds - 15.3%
Transamerica Emerging Markets Opportunities (C)	2,375,791	18,935,053
Transamerica International Equity (C)	3,410,789	69,682,417
Transamerica International Focus (C)	1,779,047	15,050,734
Transamerica International Small Cap Value (C)	641,219	9,220,732
Transamerica International Stock (C)	2,379,307	26,053,416

		138,942,352

International Fixed Income Funds - 7.1%
Transamerica Emerging Markets Debt (C)	2,592,006	23,639,091
Transamerica Inflation Opportunities (C)	4,336,707	41,458,918

		65,098,009

U.S. Equity Funds - 33.9%
Transamerica Capital Growth (C)	576,078	4,378,192
Transamerica Large Cap Value (C)	7,362,825	97,483,803
Transamerica Mid Cap Growth (C)	1,435,410	12,387,588
Transamerica Mid Cap Value (C)	1,385,733	12,042,022
Transamerica Mid Cap Value Opportunities (C)	1,055	11,811
Transamerica Small Cap Growth (C)	770,879	5,265,106
Transamerica Small Cap Value (C)	812,088	4,669,505
Transamerica Sustainable Equity Income (C)	4,162,936	30,264,544

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica US Growth (C)	5,433,599	$ 142,740,657

		309,243,228

U.S. Fixed Income Funds - 40.6%
Transamerica Bond (C)	12,915,656	103,454,406
Transamerica Core Bond (C)	25,197,251	216,192,414
Transamerica High Yield Bond (C)	33,932	268,744
Transamerica Short-Term Bond (C)	5,233,605	50,137,933

		370,053,497

U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	1,327,573	9,080,597

Total Investment Companies (Cost $818,450,029)		892,425,179

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 2.50% (F), dated 07/31/2023, to be repurchased at $12,428,992 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $12,676,757.	$ 12,428,129	12,428,129

Total Repurchase Agreement (Cost $12,428,129)		12,428,129

Total Investments (Cost $837,327,567)		911,324,791
Net Other Assets (Liabilities) - 0.0% (A)		311,882

Net Assets - 100.0%		$ 911,636,673

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	515	09/20/2023	$ 58,614,169	$ 57,374,219	$ —	$ (1,239,950)

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,471,483	$—	$—	$6,471,483
Investment Companies	892,417,683	—	—	892,417,683
Repurchase Agreement	—	12,428,129	—	12,428,129

Total	$898,889,166	$12,428,129	$—	$911,317,295

Investment Companies Measured at Net Asset Value (E)				7,496

Total Investments				$911,324,791

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(1,239,950)	$—	$—	$(1,239,950)

Total Other Financial Instruments	$(1,239,950)	$—	$—	$(1,239,950)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$51,061,754	$56,569,600	$(5,500,000)	$(966,857)	$2,289,909	$103,454,406	12,915,656	$2,569,600	$—
Transamerica Capital Growth	3,502,554	—	—	—	875,638	4,378,192	576,078	—	—
Transamerica Core Bond	205,575,966	20,506,917	(15,000,000)	(329,195)	5,438,726	216,192,414	25,197,251	6,406,917	—
Transamerica Emerging Markets Debt	—	23,831,545	(1,000,000)	(38,813)	846,359	23,639,091	2,592,006	731,545	—
Transamerica Emerging Markets Opportunities	8,457,284	8,671,914	—	—	1,805,855	18,935,053	2,375,791	271,914	—
Transamerica Energy Infrastructure	9,940,403	317,075	(1,224,823)	(54,605)	102,547	9,080,597	1,327,573	317,075	—
Transamerica Global Allocation Liquidating Trust	9,793	—	—	—	(2,297)	7,496	3,627	—	—
Transamerica High Yield Bond	252,282	11,183	—	—	5,279	268,744	33,932	11,183	—
Transamerica Inflation Opportunities	33,896,179	7,325,543	—	—	237,196	41,458,918	4,336,707	877,862	647,681
Transamerica International Equity	76,129,037	887,673	(25,500,000)	2,431,356	15,734,351	69,682,417	3,410,789	887,673	—
Transamerica International Focus	15,261,092	9,271,661	(12,500,000)	1,998,378	1,019,603	15,050,734	1,779,047	271,661	—
Transamerica International Small Cap Value	9,337,983	374,099	(3,000,000)	487,466	2,021,184	9,220,732	641,219	82,701	291,398
Transamerica International Stock	25,581,106	750,535	(6,300,001)	215,223	5,806,553	26,053,416	2,379,307	750,535	—
Transamerica Large Cap Value	101,916,768	8,414,528	(15,800,000)	82,949	2,869,558	97,483,803	7,362,825	1,030,015	5,384,513
Transamerica Mid Cap Growth	11,286,322	—	(1,500,000)	(395,987)	2,997,253	12,387,588	1,435,410	—	—
Transamerica Mid Cap Value	13,837,252	2,918,846	(2,700,000)	(106,820)	(1,907,256)	12,042,022	1,385,733	146,783	2,772,063
Transamerica Mid Cap Value Opportunities	10,881	721	—	—	209	11,811	1,055	126	595
Transamerica Short-Term Bond	104,446,876	1,805,357	(57,500,000)	(787,142)	2,172,842	50,137,933	5,233,605	1,800,234	—
Transamerica Small Cap Growth	4,596,398	177,861	—	—	490,847	5,265,106	770,879	—	177,861
Transamerica Small Cap Value	7,680,909	1,334,271	(3,200,000)	(2,507,465)	1,361,790	4,669,505	812,088	173,166	1,161,105
Transamerica Sustainable Equity Income	35,217,874	407,654	(7,200,000)	(1,260,775)	3,099,791	30,264,544	4,162,936	455,325	—
Transamerica US Growth	99,613,099	27,064,383	(9,999,999)	(1,089,481)	27,152,655	142,740,657	5,433,599	—	4,064,383

Total	$817,611,812	$170,641,366	$(167,924,823)	$(2,321,768)	$74,418,592	$892,425,179	84,167,113	$16,784,315	$14,499,599

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At July 31, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$7,496	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at July 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Portfolio (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4